Dividends paid and proposed (Tables)	12 Months Ended
Dec. 31, 2020
Dividends paid and proposed
Schedule of dividends paid and proposed

	2018	2019	2020
Proposed, declared and approved during the year:
2020: Final dividend for 2019: U.S.$ 13,667,632 or U.S.$ 0.22 per share, Interim dividend for 2020: U.S.$ 50,489,929 or U.S.$ 0.81 per share			4,797
2019: Interim dividend for 2019: U.S.$ 51,969,316 or U.S.$ 0.84 per share		3,366
2018: nil	—
Paid during the period*:
2020: Final dividend for 2019: U.S.$ 13,667,632 or U.S.$ 0.22 per share, Interim dividend for 2020: U.S.$ 50,489,929 or U.S.$ 0.81 per share			4,804
2019: Interim dividend for 2019: U.S.$ 51,969,316 or U.S.$ 0.84 per share		3,392
2018: nil	—
Proposed for approval (not recognized as a liability as of December 31):
2020: Final dividend for 2020: U.S.$ 19,337,438 or U.S.$ 0.31 per share			1,411
2019: Final dividend for 2019: U.S.$ 13,660,424 or U.S.$ 0.22 per share		1,011
2018: nil	—
Dividends payable as of December 31	—	—	—

*    The difference between paid and declared dividends represents foreign exchange movement